Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Securities, held to maturity fair value	$ 199,857	$ 224,202
Allowance for loan losses	$ 21,620	$ 21,618
Preferred stock, par value	$ 10	$ 10
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	40,000	40,000
Preferred stock, shares outstanding	40,000	40,000
Common stock, par value	$ 1	$ 1
Common stock, shares authorized	25,000,000	25,000,000
Common stock, shares issued	14,125,346	13,748,384
Common stock, shares outstanding	14,125,346	13,748,384